Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 5: - OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2021	2020

Governmental authorities	$340	$252
Prepaid expenses	1,593	1,135
Others	31	50

	$1,964	$1,437